Parent entity information (Tables)	12 Months Ended
Jun. 30, 2020
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Parent entity financial information
Set out below is the supplementary information about the parent entity.

	Parent
	2020 A$’000	2019 A$’000
Statement of profit or loss and other comprehensive income
Loss after income tax	(11,064)	(7,198)

Total comprehensive income	(11,064)	(7,198)

	2020 A$’000	2019 A$’000
Statement of financial position
Total current assets	9,703	7,015
Total assets	22,113	20,677
Total current liabilities	1,522	213
Total liabilities	5,393	5,295
Equity
Contributed equity	48,781	36,641
Other contributed equity	464	464
Reserves	1,521	2,489
Accumulated losses	(34,046)	(24,212)

Total equity	16,720	15,382